SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of summary of significant accounting policies [abstract]
Schedule of Main Exchange Rates Used for Preparation of Financial Statements	The following table summarizes the main exchange rates used for the preparation of the Consolidated Financial Statements:

		Average rates			Closing rates
Foreign exchange rate for 1 Euro		Year ended December 31,			At December 31,
		2021	2020	2019	2021	2020	2019
U.S. Dollars	USD	1.1821	1.1405	1.1193	1.1326	1.2271	1.1234
Swiss Francs	CHF	1.0808	1.0704	1.1121	1.0331	1.0802	1.0854
Czech Koruna	CZK	25.6366	26.4337	25.6698	24.8580	26.2420	25.4080